Label		Element	Value
Risk/Return:		rr_RiskReturnAbstract
Registrant Name		dei_EntityRegistrantName	AMG FUNDS
Prospectus Date		rr_ProspectusDate	Jul. 01, 2015
AMG Systematic Large Cap Value Fund
Risk/Return:		rr_RiskReturnAbstract
Risk/Return [Heading]		rr_RiskReturnHeading	AMG Systematic Large Cap Value Fund
Objective [Heading]		rr_ObjectiveHeading	INVESTMENT OBJECTIVE
Objective, Primary [Text Block]		rr_ObjectivePrimaryTextBlock	The AMG Systematic Large Cap Value Fund’s (the “Fund”) investment objective is to achieve long-term capital appreciation.
Expense [Heading]		rr_ExpenseHeading	FEES AND EXPENSES OF THE FUND
Expense Narrative [Text Block]		rr_ExpenseNarrativeTextBlock	The table below describes the fees and expenses that you may pay if you buy and hold shares of the Fund.
Operating Expenses Caption [Text]		rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Fee Waiver or Reimbursement over Assets, Date of Termination		rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	July 1, 2016
Portfolio Turnover [Heading]		rr_PortfolioTurnoverHeading	PORTFOLIO TURNOVER
Portfolio Turnover [Text Block]		rr_PortfolioTurnoverTextBlock	The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in Annual Fund Operating Expenses or in the Example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 91% of the average value of its portfolio.
Portfolio Turnover, Rate		rr_PortfolioTurnoverRate	91.00%
Expense Example [Heading]		rr_ExpenseExampleHeading	EXPENSE EXAMPLE
Expense Example Narrative [Text Block]		rr_ExpenseExampleNarrativeTextBlock	This Example will help you compare the cost of investing in the Fund to the cost of investing in other mutual funds. The Example makes certain assumptions. It assumes that you invest $10,000 as an initial investment in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. It also assumes that your investment has a 5% total return each year and the Fund’s operating expenses remain the same. The Example includes the Fund’s contractual expense limitation through July 1, 2016. Although your actual costs may be higher or lower, based on the above assumptions, your costs would be:
Strategy [Heading]		rr_StrategyHeading	PRINCIPAL INVESTMENT STRATEGIES
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock	Under normal circumstances, the Fund will invest at least 80% of its net assets, plus the amount of any borrowings for investment purposes, in securities of large-capitalization companies. The Fund generally considers a security to be a large-capitalization security if, at the time of purchase, its market capitalization is within the range of capitalizations of companies in the Russell 1000® Index (the "Index"). As of May 29, 2015, the date of the most recent reconstitution of the Index, the range of market capitalizations for the Index was $2.43 billion to $750.55 billion. This range may fluctuate as market conditions change and during periods of increased market volatility. In pursuing its investment strategy, the Fund will generally invest in equity securities, which include, but are not limited to, common and preferred stock, REITs, and ADRs. The Fund may also invest in foreign securities trading on U.S. markets. The Fund may retain a security if, after purchase of the security, the issuer's capitalization falls out of the range.

Systematic Financial Management, L.P. ("Systematic" or the "Subadvisor") serves as Subadvisor to the Fund and applies a strategic combination of qualitative and quantitative research seeking to identify high-quality, attractively valued large capitalization companies exhibiting a confirmed catalyst for stock price appreciation when deciding which stocks to buy or sell. Typically, Systematic:

  Invests in companies with a combination of attractive valuations and a positive earnings catalyst.

  Invests in companies from all sectors of the market, based on Systematic's quantitative and fundamental research and analysis of various characteristics.

  Seeks companies with a confirmed catalyst for sustained fundamental improvement that they believe will lead to revised earnings estimates or earnings surprises in the future, in an attempt to provide investors with investment results that are above the returns of the Fund's benchmark, the Russell 1000 Value Index, over the long term.

  Deploys a disciplined investment process encompassing:

—

Comprehensive fundamental research on purchase candidates identified through a quantitative screen in an effort to gauge investor expectations and to identify those companies with confirmed fundamental improvement.

—

A detailed financial statement analysis performed on companies with confirmed fundamental improvement expectations to identify the source of improvement, its sustainability, and its likelihood of triggering upward revisions to earnings estimates in the future.

—

A valuation assessment of companies with high quality and sustainable earnings, the objective of which is to evaluate the attractiveness of investment candidates on both an absolute and a relative basis.

—

When making the final investment decision Systematic seeks to invest in companies that trade at a discount to the Index and their peers in their economic sector or industry group, and at the lower end of their own historical valuation range.

Risk [Heading]		rr_RiskHeading	PRINCIPAL RISKS
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock	There is the risk that you may lose money on your investment. All investments carry a certain amount of risk, and the Fund cannot guarantee that it will achieve its investment objective. An investment in the Fund is not a deposit or obligation of any bank, is not endorsed or guaranteed by any bank, and is not insured by the Federal Deposit Insurance Corporation ("FDIC") or any other government agency. Below are some of the risks of investing in the Fund. The risks are described in alphabetical order and not in the order of importance or potential exposure.

Foreign Investment Risk—investments in foreign issuers involve additional risks (such as risks arising from less frequent trading, changes in political or social conditions, and less publicly available information about non-U.S. issuers) that differ from those associated with investments in U.S. issuers and may result in greater price volatility.

High Portfolio Turnover Risk—higher portfolio turnover may adversely affect Fund performance by increasing Fund transaction costs and may increase a shareholder's tax liability.

Large-Capitalization Stock Risk—the stocks of large-capitalization companies are generally more mature and may not be able to reach the same levels of growth as the stocks of small- or mid-capitalization companies.

Management Risk—because the Fund is an actively-managed investment portfolio, security selection or focus on securities in a particular style, market sector or group of companies may cause the Fund to incur losses or underperform relative to its benchmarks or other funds with a similar investment objective. There can be no guarantee that the Subadvisor's investment techniques and risk analysis will produce the desired result.

Market Risk—market prices of investments held by the Fund may fall rapidly or unpredictably due to a variety of factors, including changing economic, political, or market conditions or in response to events that affect particular industries or companies.

Real Estate Industry Risk—investments in the Fund may be subject to many of the same risks as a direct investment in real estate; in addition, equity REITs may be affected by changes in the value of their underlying properties.

Sector Risk—issuers and companies that are in similar industry sectors may be similarly affected by particular economic or market events; to the extent the Fund has substantial holdings within a particular sector, the risks associated with that sector increase. To the extent the Russell 1000 Value Index is exposed substantially to certain sectors of the market, such as the financial services sector, the Fund will also be subject to the risks of that sector or sectors. Unique risks of the financials sector include, but are not limited to, government regulation uncertainty, yield curve fluctuation, asset flow fluctuation, and capital market fluctuations.

			Value Stock Risk—value stocks may perform differently from the market as a whole and may be undervalued by the market for a long period of time.
Risk Lose Money [Text]		rr_RiskLoseMoney	There is the risk that you may lose money on your investment.
Risk Not Insured Depository Institution [Text]		rr_RiskNotInsuredDepositoryInstitution	An investment in the Fund is not a deposit or obligation of any bank, is not endorsed or guaranteed by any bank, and is not insured by the Federal Deposit Insurance Corporation ("FDIC") or any other government agency.
Bar Chart and Performance Table [Heading]		rr_BarChartAndPerformanceTableHeading	PERFORMANCE
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock	The following performance information illustrates the risks of investing in the Fund by showing changes in the Fund’s performance from year to year and by showing how the Fund’s performance compares to that of a broad-based securities market index. As always, past performance of the Fund (before and after taxes) is not an indication of how the Fund will perform in the future.

			The performance information for the Fund’s Investor Class shares (formerly Class A shares of the Fund, which were renamed Investor Class shares on December 1, 2012) for periods prior to December 1, 2012 does not reflect the impact of the front end and deferred sales charges (loads) that were in effect until December 1, 2012. To obtain updated performance information please visit www.amgfunds.com or call 800.835.3879.
Performance Information Illustrates Variability of Returns [Text]		rr_PerformanceInformationIllustratesVariabilityOfReturns	The following performance information illustrates the risks of investing in the Fund by showing changes in the Fund’s performance from year to year and by showing how the Fund’s performance compares to that of a broad-based securities market index.
Performance Availability Phone [Text]		rr_PerformanceAvailabilityPhone	800.835.3879
Performance Availability Website Address [Text]		rr_PerformanceAvailabilityWebSiteAddress	www.amgfunds.com
Performance Past Does Not Indicate Future [Text]		rr_PerformancePastDoesNotIndicateFuture	As always, past performance of the Fund (before and after taxes) is not an indication of how the Fund will perform in the future.
Bar Chart [Heading]		rr_BarChartHeading	Calendar Year Total Returns as of 12/31/14 (Institutional Class)
Bar Chart Closing [Text Block]		rr_BarChartClosingTextBlock	Best Quarter: 19.15% (3rd Quarter 2009) Worst Quarter: -22.74% (3rd Quarter 2011) Year-to-Date (as of 3/31/15): 0.26%
Performance Table Heading		rr_PerformanceTableHeading	Average Annual Total Returns as of 12/31/14
Performance Table Uses Highest Federal Rate		rr_PerformanceTableUsesHighestFederalRate	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred		rr_PerformanceTableNotRelevantToTaxDeferred	Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns are not relevant to investors who hold their Fund shares through tax-advantaged arrangements, such as 401(k) plans or individual retirement accounts.
Performance Table One Class of after Tax Shown [Text]		rr_PerformanceTableOneClassOfAfterTaxShown	After-tax returns are shown for Institutional Class shares only, and after-tax returns for Investor Class shares will vary.
Performance Table Explanation after Tax Higher		rr_PerformanceTableExplanationAfterTaxHigher	The Fund’s returns after taxes on distributions and sale of Fund shares may be higher than its returns after taxes on distributions because they include a tax benefit resulting from the capital losses that would have been incurred.
Performance Table Narrative		rr_PerformanceTableNarrativeTextBlock	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns are not relevant to investors who hold their Fund shares through tax-advantaged arrangements, such as 401(k) plans or individual retirement accounts. After-tax returns are shown for Institutional Class shares only, and after-tax returns for Investor Class shares will vary. The Fund’s returns after taxes on distributions and sale of Fund shares may be higher than its returns after taxes on distributions because they include a tax benefit resulting from the capital losses that would have been incurred.
AMG Systematic Large Cap Value Fund | Investor Class
Risk/Return:		rr_RiskReturnAbstract
Management Fee		rr_ManagementFeesOverAssets	0.70%
Distribution and Service (12b-1) Fees		rr_DistributionAndService12b1FeesOverAssets	0.25%
Other Expenses		rr_OtherExpensesOverAssets	0.20%
Total Annual Fund Operating Expenses		rr_ExpensesOverAssets	1.15%
Fee Waiver and Expense Reimbursements	[1]	rr_FeeWaiverOrReimbursementOverAssets	(0.09%)
Total Annual Fund Operating Expenses After Fee Waiver and Expense Reimbursements	[1]	rr_NetExpensesOverAssets	1.06%
1 Year		rr_ExpenseExampleYear01	$ 108
3 Years		rr_ExpenseExampleYear03	356
5 Years		rr_ExpenseExampleYear05	624
10 Years		rr_ExpenseExampleYear10	$ 1,390
1 Year		rr_AverageAnnualReturnYear01	10.46%
5 Years		rr_AverageAnnualReturnYear05	13.44%
10 Years		rr_AverageAnnualReturnYear10
Since Inception	[2]	rr_AverageAnnualReturnSinceInception	5.78%
Inception Date		rr_AverageAnnualReturnInceptionDate	Feb. 28, 2006
AMG Systematic Large Cap Value Fund | Institutional Class
Risk/Return:		rr_RiskReturnAbstract
Management Fee		rr_ManagementFeesOverAssets	0.70%
Distribution and Service (12b-1) Fees		rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses		rr_OtherExpensesOverAssets	0.20%
Total Annual Fund Operating Expenses		rr_ExpensesOverAssets	0.90%
Fee Waiver and Expense Reimbursements	[1]	rr_FeeWaiverOrReimbursementOverAssets	(0.09%)
Total Annual Fund Operating Expenses After Fee Waiver and Expense Reimbursements	[1]	rr_NetExpensesOverAssets	0.81%
1 Year		rr_ExpenseExampleYear01	$ 83
3 Years		rr_ExpenseExampleYear03	278
5 Years		rr_ExpenseExampleYear05	490
10 Years		rr_ExpenseExampleYear10	$ 1,100
2005		rr_AnnualReturn2005	10.30%
2006		rr_AnnualReturn2006	17.62%
2007		rr_AnnualReturn2007	8.18%
2008		rr_AnnualReturn2008	(41.14%)
2009		rr_AnnualReturn2009	22.96%
2010		rr_AnnualReturn2010	18.04%
2011		rr_AnnualReturn2011	(7.85%)
2012		rr_AnnualReturn2012	17.62%
2013		rr_AnnualReturn2013	34.17%
2014		rr_AnnualReturn2014	10.87%
Year to Date Return, Label		rr_YearToDateReturnLabel	Year-to-Date
Bar Chart, Year to Date Return, Date		rr_BarChartYearToDateReturnDate	Mar. 31, 2015
Bar Chart, Year to Date Return		rr_BarChartYearToDateReturn	0.26%
Highest Quarterly Return, Label		rr_HighestQuarterlyReturnLabel	Best Quarter:
Highest Quarterly Return, Date		rr_BarChartHighestQuarterlyReturnDate	Sep. 30, 2009
Highest Quarterly Return		rr_BarChartHighestQuarterlyReturn	19.15%
Lowest Quarterly Return, Label		rr_LowestQuarterlyReturnLabel	Worst Quarter:
Lowest Quarterly Return, Date		rr_BarChartLowestQuarterlyReturnDate	Sep. 30, 2011
Lowest Quarterly Return		rr_BarChartLowestQuarterlyReturn	(22.74%)
1 Year		rr_AverageAnnualReturnYear01	10.87%
5 Years		rr_AverageAnnualReturnYear05	13.73%
10 Years		rr_AverageAnnualReturnYear10	6.81%
Since Inception	[2]	rr_AverageAnnualReturnSinceInception
AMG Systematic Large Cap Value Fund | Return After Taxes on Distributions | Institutional Class
Risk/Return:		rr_RiskReturnAbstract
1 Year		rr_AverageAnnualReturnYear01	5.87%
5 Years		rr_AverageAnnualReturnYear05	11.78%
10 Years		rr_AverageAnnualReturnYear10	5.32%
Since Inception	[2]	rr_AverageAnnualReturnSinceInception
AMG Systematic Large Cap Value Fund | Return After Taxes on Distributions and Sale of Fund Shares | Institutional Class
Risk/Return:		rr_RiskReturnAbstract
1 Year		rr_AverageAnnualReturnYear01	8.44%
5 Years		rr_AverageAnnualReturnYear05	10.68%
10 Years		rr_AverageAnnualReturnYear10	5.14%
Since Inception	[2]	rr_AverageAnnualReturnSinceInception
AMG Systematic Large Cap Value Fund | Russell 1000® Value Index (reflects no deduction for fees, expenses, or taxes)
Risk/Return:		rr_RiskReturnAbstract
1 Year		rr_AverageAnnualReturnYear01	13.45%
5 Years		rr_AverageAnnualReturnYear05	15.42%
10 Years		rr_AverageAnnualReturnYear10	7.30%
Since Inception	[2]	rr_AverageAnnualReturnSinceInception	6.93%
Inception Date		rr_AverageAnnualReturnInceptionDate	Feb. 28, 2006

[1]	AMG Funds LLC (the "Investment Manager") has contractually agreed, through at least July 1, 2016, to waive management fees and/or reimburse the Fund's expenses in order to limit Total Annual Fund Operating Expenses After Fee Waiver and Expense Reimbursements (exclusive of taxes, interest (including interest incurred in connection with bank and custody overdrafts), shareholder servicing fees, distribution and service (12b-1) fees, brokerage commissions and other transaction costs, acquired fund fees and expenses, and extraordinary expenses) of the Fund to the annual rate of 0.81% of the Fund's average daily net assets, subject to later reimbursement by the Fund in certain circumstances. The contractual expense limitation may only be terminated in the event the Investment Manager or a successor ceases to be the investment manager of the Fund or a successor fund, by mutual agreement between the Investment Manager and the AMG Funds Board of Trustees or in the event of the Fund's liquidation unless the Fund is reorganized or is a party to a merger in which the surviving entity is successor to the accounting and performance information of the Fund.
[2]	Investor Class and Index performance shown reflects the performance of the Index since the inception date of the Fund's Investor Class on February 28, 2006.